VIE Structure and Arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Vie Structure And Arrangements [Abstract]
Schedule of consolidated financial statements
	June 30,	December 31,
	2018	2017
ASSETS
Current assets:
Cash	$2,737	$3,898
Prepaid expenses	869	3,604
Other current assets	1,511	1,537
Intercompany receivables due from the Company's subsidiaries(i)	2,452,736	2,494,505
Total current assets	2,457,853	2,503,544
Long term investments	3,690,884	3,719,467
Total assets	$6,148,737	6,223,011

LIABILITIES
Current liabilities:
Other current liabilities	$41	41
Intercompany payables due to the Company's subsidiaries(i)	3,541,150	3,601,454
Total current liabilities	3,541,191	3,601,495
Total liabilities	$3,541,191	3,601,495

	Six Months Ended
	June 30,	June 30,
	2018	2017
Revenue	$-	794,273
Net income (loss)	$(32,590)	132,231

	Six Months Ended
	June 30,	June 30,
	2018	2017
Net cash used in operating activities	$(1,161)	(1,558,586)
Net cash used in investing activities	$-	(141,639)
Net cash provided by financing activities(i)	$-	189,515

(i)	Intercompany receivables and payables are eliminated upon consolidation. The intercompany financing activities include the capital injection of $0.2 million to Sinotop Beijing in the six months period ended June 30, 2017.

	December 31,	December 31,
	2017	2016
ASSETS
Current assets:
Cash	$3,898	$1,519,125
Accounts receivable, net	-	1,260,529
Prepaid expenses	3,604	30,455
Other current assets	1,537	191,427
Intercompany receivables due from the Company’s subsidiaries (i)	2,494,505	150,725
Total current assets	2,503,544	3,152,261

Property and equipment, net	-	196,677
Intangible assets, net	-	2,570
Long-term investments	3,719,467	3,654,664
Other non-current assets	-	442,782
Total assets	$6,223,011	$7,448,954

LIABILITIES
Current liabilities:
Accounts payable	$-	$5,817
Deferred revenue	-	824,563
Accrued expenses	-	268,074
Other current liabilities	41	394,314
Accrued license content fees	-	1,236,661
Intercompany payables due to the Company’s subsidiaries(i)	3,601,454	14,752,338
Total current liabilities	3,601,495	17,481,767
Total liabilities	$3,601,495	$17,481,767

	2017	2016
Net revenue	$794,273	$4,543,616
Net loss	$(4,356,188)	$(6,557,639)

	2017	2016
Net cash used in operating activities	$(1,661,696)	$(2,497,637)
Net cash used in investing activities	$(43,047)	$(2,896,492)
Net cash provided by financing activities(i)	$189,515	$6,555,377

(i)	Intercompany receivables and payables are eliminated upon consolidation. The intercompany financing activities include the capital injection of $0.2 million to SSF in 2017.